Equity-Settled Share Option Schemes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 HKD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, available for issue	1,777,437,107
Payable for the grant of share options | $ / shares					$ 1.00
Exercise of share option shares issued			108,000	108,000
Proceeds from exercise of options			¥ 1,000,000	$ 685,800
Options outstanding		0	0	0	0	3,540,000
Employee share-based compensation expenses | ¥	¥ 0	¥ 0	¥ 0